Share-Based Compensation - Summary of Key Assumptions for Options Granted (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	3.00%
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	3.00%
Discounted ESPP price	$ 0.74
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	7.70%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	10.80%